Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 01, 2011
Allianz AGIC Income & Growth Fund (Second Prospectus Summary) | Allianz AGIC Income & Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC Income & Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks total return comprised of current income, current gains and capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if of the Fund you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 133 of the Fund's statutory prospectus or from your financial advisor.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2011 was 192%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your
Fund shares are held in a taxable account. These costs,  which are not reflected in Total Annual Fund Operating Expenses  or in the Examples above, can adversely affect the Fund's investment performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	192.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing primarily in a combination of common stocks and other equity securities, debt securities and convertible securities. The allocation of the Fund's investments across asset classes will vary substantially from time to time. The Fund's investments in each asset class are based upon the portfolio managers' assessment of economic conditions and market factors, including equity price levels, interest rate levels and their anticipated direction. The portfolio managers will select common stocks by utilizing a fundamental, bottom-up research process intended to identify issuers whose financial fundamentals are expected to improve, and will select convertible or debt securities using a credit analysis that focuses on income producing characteristics. It is expected that a substantial portion of the
Fund's investments in debt securities and convertible securities will be rated below investment grade or unrated and determined to be of similar quality ("high-yield securities" or "junk bonds").
The Fund may invest in issuers of any market capitalization (with a focus on $3 billion and above) and may invest a portion of its assets in non-U.S. securities (including emerging market
securities). Normally the Fund will employ a strategy of writing
(selling) call options on the common stocks it holds; such strategy is intended to enhance Fund distributions and reduce overall portfolio risk, though there is no assurance that it will succeed.
In addition to equity securities (such as preferred stocks and warrants), the Fund may invest in unregistered securities and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Derivative
instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation (Derivatives Risk). Convertible and debt securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's deterioration or default (High Yield Risk,
Convertible Securities Risk, Interest Rate Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging Markets Risk,
Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and
non-U.S. securities values may also fluctuate with currency
exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class C and
Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the
Average Annual Total Returns table reflects the impact of sales charges. Details regarding the calculation of the Fund's
class-by-class performance, including a discussion of any
performance adjustments, are provided under "Additional Performance
Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges
(loads). If they did, returns would be lower than those shown. Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
More Recent Return Information

1/1/11-9/30/11                   -8.57%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009    18.45%

Lowest 10/01/2008-12/31/2008    -20.58%

Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz AGIC Income & Growth Fund (Second Prospectus Summary) | Allianz AGIC Income & Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.58%)
Allianz AGIC Income & Growth Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.75%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2007
Allianz AGIC Income & Growth Fund | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2007
Allianz AGIC Income & Growth Fund | Lipper Flexible Portfolio Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Flexible Portfolio Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2007
Allianz AGIC Income & Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	676
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	942
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,229
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,042
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	676
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	942
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,229
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,042
Annual Return 2008	rr_AnnualReturn2008	(33.91%)
Annual Return 2009	rr_AnnualReturn2009	48.29%
Annual Return 2010	rr_AnnualReturn2010	16.89%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2007
Allianz AGIC Income & Growth Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2007
Allianz AGIC Income & Growth Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2007
Allianz AGIC Income & Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	309
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,108
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,390
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,108
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,390
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2007
Allianz AGIC Income & Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,856
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	159
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	493
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	850
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,856
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2007

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.